Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Investments in Associates and Joint Ventures
9.	INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

The following table shows the value of the investments in associates and joint ventures at an aggregate level as of December 31, 2018, 2017 and 2016:

	2018	2017	2016
Amount of investments in associates	2,374	911	1,478
Amount of investments in joint ventures	30,324	5,146	4,022
Provision for impairment of investments in associates and joint ventures	(12)	(12)	(12)

	32,686	6,045	5,488

The main movements during the years ended December 31, 2018, 2017 and 2016, which affected the value of the aforementioned investments, correspond to:

	2018		2017	2016
Amount at the beginning of year	6,045		5,488	4,371
Acquisitions and contributions	280		910	448
Income on investments in associates and joint ventures	4,839		1,428	588
Translation differences	3,180		662	601
Distributed dividends	(583)		(328)	(520)
Interest maintained in YPF EE	17,285	(1)	—	—
Adjustment for inflation(2)	1,640		—	—
Reclassification of assets held for disposal	—		(2,117)	—
Other movements	—		2	—

Amount at the end of year	32,686		6,045	5,488

(1)	Corresponds to the fair value of the interest maintained in the investment in YPF EE following the loss of control. See Note 3.
(2)

Corresponds to the recognition of the result for the net monetary position of subsidiaries, associates and joint ventures with the Peso as functional currency, which was charged to other comprehensive income, as detailed in Note 2.b.1.

The following table shows the principal amounts of the results of the investments in associates and joint ventures of the Group, calculated according to the equity method therein, for the years ended December 31, 2018, 2017 and 2016. The Group has adjusted, if applicable, the values reported by these companies to adapt them to the accounting criteria used by the Group for the calculation of the equity method value in the aforementioned dates:

	Associates			Joint ventures
	2018	2017	2016	2018	2017	2016
Net income	1,025	543	225	3,814	885	363
Other comprehensive income	406	34	35	4,414	628	566

Comprehensive income for the year	1,431	577	260	8,228	1,513	929

The Group does not have investments in subsidiaries with significant non-controlling interests. Likewise, the Group does not have investments in associates and joint ventures that are significant, with the exception of the investment in YPF EE.

The management information corresponding to the assets and liabilities as of December 31, 2018 of YPF EE are detailed below:

December 31, 2018(1)
Noncurrent assets	35,682
Current assets	12,596

Total assets	48,278

Noncurrent liabilities	13,348
Current liabilities	9,776

Total liabilities	23,124

Total shareholders’ equity	25,154

Results as from loss of control date
Revenues	4,181
Costs	(1,655)

Gross profit	2,526

Operating profit	4,686
Income from equity interest in associates and joint ventures	673
Net financial results	280

Net profit before income tax	5,639

Income tax	(1,150)

Net profit	4,489

(1)

On this information, accounting adjustments have been made for the calculation of equity interest and results of YPF EE. The equity and adjusted results do not differ significantly from the YPF EE management information disclosed here.

The following table shows information of the subsidiaries:

						Information of the issuer
	Description of the Securities							Last available financial statements
Name and Issuer	Class	Face Value			Amount	Main Business	Registered Address	Date	Capital stock	Net profit / (loss)	Equity	Holding in Capital Stock
Subsidiaries:(7)
YPF International S.A.(6)	Common		Bs.	100	66,897	Investment	Calle La Plata 19, Santa Cruz de la Sierra, República de Bolivia	12-31-18	15	(2)	52	100.00%
YPF Holdings Inc.(6)	Common	US$		0.01	810,614	Investment and finance	10333 Richmond Avenue I, Suite 1050, TX, U.S.A.	12-31-18	30,475	(415)	(8,075)	100.00%
Operadora de Estaciones de Servicios S.A.	Common	$		1	163,701,747	Commercial management of YPF’s gas stations	Macacha Güemes 515, Buenos Aires, Argentina	12-31-18	164	993	2,017	99.99%
A-Evangelista S.A.	Common	$		1	307,095,088	Engineering and construction services	Macacha Güemes 515, Buenos Aires, Argentina	12-31-18	307	(373)	1,780	100.00%
Metrogas S.A.	Common	$		1	398,419,700	Providing the public service of natural gas distribution	Gregorio Aráoz de Lamadrid 1360, Buenos Aires, Argentina.	12-31-18	569	(6)	13,322	70.00%
YPF Chile S.A.(6)	Common		—	—	50,968,649	Lubricants and aviation fuels trading and hydrocarbons research and exploration	Villarica 322; Módulo B1, Qilicura, Santiago	12-31-18	1,717	(475)	2,171	100.00%
YPF Tecnología S.A.	Common	$		1	234,291,000	Investigation, development, production and marketing of technologies, knowledge, goods and services	Macacha Güemes 515, Buenos Aires, Argentina	12-31-18	459	(21)	1,485	51.00%
Compañía de Inversiones Mineras S.A.	Common	$		1	236,474,420	Exploration, exploitation, processing, management, storage and transport of all types of minerals; assembly, construction and operation of facilities and structures and processing of products related to mining	Macacha Güemes 515, Buenos Aires, Argentina	12-31-18	236	(92)	312	100.00%
Bajo del Toro II S.R.L.	Quotas	$		1	1,270,815,165	Exploration, discovery, exploitation, purchase, production, storage, transport, import, export and marketing of all types of liquid or gaseous hydrocarbons and exercise all acts that are not prohibited by law including but not limited to the execution of money loans as lender and/or borrower	Macacha Güemes 515, Buenos Aires, Argentina	12-31-18	1,271	152	2,131	100.00%

The following table shows the investments in associates and joint ventures:

	12-31-2018															12-31-2017
								Information of the issuer
	Description of the Securities									Last available financial statements
Name and Issuer	Class	Face Value			Amount	Book value (2)	Cost (1)	Main Business	Registered Address	Date	Capital stock	Net profit / (loss)	Equity	Holding in Capital Stock		Book Value (2)
Joint Ventures:
YPF Energía Eléctrica S.A.(5) (6)	Common	$		1	1,879,916,921	19,320	1,085	Exploration, mining and marketing of hydrocarbons and generation, transport and marketing of electric energy	Macacha Güemes 515, Buenos Aires, Argentina	09-30-18	3,747	1,812	24,569	75.00%		—	(8)
Compañía Mega S.A.(5) (6)	Common	$		1	244,246,140	3,405	—	Separation, fractionation and transportation of natural gas liquids	San Martín 344, P. 10º, Buenos Aires, Argentina	12-31-18	643	953	8,718	38.00%		1,725
Profertil S.A.(6)	Common	$		1	391,291,320	6,133	—	Production and marketing of fertilizers	Alicia Moreau de Justo 740, P. 3, Buenos Aires, Argentina	09-30-18	783	(542)	1,054	50.00%		2,862
Refinería del Norte S.A.	Common	$		1	45,803,655	1,307	—	Refining	Maipú 1, P. 2º, Buenos Aires, Argentina	09-30-18	92	(113)	968	50.00%		483

						30,165	1,085									5,070

Associates:
Oleoductos del Valle S.A.	Common	$		10	4,072,749	710	—	Oil transportation by pipeline	Florida 1, P. 10º, Buenos Aires, Argentina	09-30-18	110	561	1,044	37.00%		242
Terminales Marítimas Patagónicas S.A.	Common	$		10	476,034	226	—	Oil storage and shipment	Av. Leandro N. Alem 1180, P. 11º, Buenos Aires, Argentina	09-30-18	14	364	675	33.15%		103
Oiltanking Ebytem S.A.(6)	Common	$		10	351,167	424	—	Hydrocarbon transportation and storage	Terminal Marítima Puerto Rosales – Provincia de Buenos Aires, Argentina.	12-31-18	12	600	1,396	30.00%		211
Gasoducto del Pacífico (Argentina) S.A.	Preferred			$1	15,579,578	42	—	Gas transportation by pipeline	San Martín 323, P.13°, Buenos Aires, Argentina	12-31-17	156	116	445	10.00%		44
Central Dock Sud S.A.(6)	Common			$0.01	11,869,095,145	625	280	Electric power generation and bulk marketing	Pasaje Ingeniero Butty 220, P.16°, Buenos Aires, Argentina	09-30-18	1,231	1,932	4,330	10.25	%(4)	—	(8)
Oleoducto Trasandino (Argentina) S.A.	Preferred			$1	12,135,167	60	—	Oil transportation by pipeline	Macacha Güemes 515, P.3º, Buenos Aires, Argentina	09-30-18	34	98	223	36.00%		41
YPF Gas S.A.	Common			$1	59,821,434	258	—	Gas fractionation, bottling, distribution and transport for industrial and/or residential use	Macacha Güemes 515, P.3º, Buenos Aires, Argentina	09-30-18	176	134	951	33.99%		235
Other companies:
Other (3)	—		—	—	—	188	208		—	—	—	—	—	—		111

						2,533	488									987

						32,698	1,573									6,057

(1)	Corresponds to cost and contributions, net of dividends collected and capital reductions.
(2)	Corresponds to holding in shareholders’ equity plus adjustments to conform to YPF accounting principles.
(3)

Includes Gasoducto del Pacífico (Cayman) Ltd., A&C Pipeline Holding Company, Poligás Luján S.A.C.I., Oleoducto Transandino (Chile) S.A., Bizoy S.A., Civeny S.A., Bioceres S.A., Petrofaro S.A. and Oleoducto Loma Campana-Lago Pellegrini.

(4)	Additionally, the Group has a 22.49% indirect holding in capital stock through YPF EE.
(5)	As stipulated by shareholders’ agreement, joint control is held in this company by shareholders.
(6)	The U.S. dollar has been defined as the functional currency of this company.
(7)

Additionally, consolidates YPF Services USA Corp., YPF Brasil Comércio Derivado de Petróleo Ltda, Wokler Investment S.A., YPF Colombia S.A.S., Miwen S.A., Eleran Inversiones 2011 S.A.U., Lestery S.A., Energía Andina S.A, Bajo de Toro I S.R.L. and YPF Ventures S.A.U.

(8)	The investments that YPF holds in CDS, IDS, YGEN I e YGEN II through its subsidiary YPF EE were reclassified to Assets held for disposal on December 31, 2017.